Note 13 - Related-party Transactions (Details Textual) - USD ($)		1 Months Ended	9 Months Ended
	May 03, 2019	May 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Interest Expense, Related Party			$ 325,000	$ 62,000
Proceeds from Notes Payable, Total		$ 3,200,000
Chief Executive Officer [Member] | Severance Pay [Member]
Related Party Transaction, Amounts of Transaction	$ 1,091,000
Majority Investors [Member]
Notes Payable, Related Parties			$ 6,400,000
Debt Instrument, Face Amount					$ 4,500,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%		8.00%
Interest Payable					$ 126,000